LOANS (Details Narrative)													1 Months Ended			2 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 07, 2026 USD ($) $ / shares shares	Aug. 19, 2025 USD ($)	Aug. 19, 2025 AUD ($)	Jun. 13, 2025 USD ($)	Apr. 12, 2025 USD ($)	Mar. 05, 2025 USD ($) $ / shares shares	Feb. 05, 2025 USD ($) $ / shares shares	Jan. 05, 2025 USD ($) $ / shares shares	Dec. 03, 2024 USD ($)	Aug. 01, 2024 USD ($)	Jul. 05, 2023 USD ($) $ / shares shares	Nov. 03, 2022 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Aug. 27, 2025 USD ($)	Aug. 21, 2025 USD ($)	Aug. 21, 2025 AUD ($)	Aug. 14, 2025 USD ($)	Aug. 14, 2025 AUD ($)	Jul. 03, 2025 USD ($)	Jul. 03, 2025 AUD ($)	Jun. 13, 2025 AUD ($)	Apr. 12, 2025 AUD ($)	Apr. 02, 2025 AUD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 AUD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	Apr. 02, 2024 AUD ($)	Feb. 28, 2024 AUD ($)	Nov. 30, 2023 USD ($)	Jul. 05, 2023 AUD ($)	Oct. 03, 2019
Line of Credit Facility [Line Items]
Debt instrument face amount																		$ 145,650				$ 145,650		$ 54,850	$ 130,800												$ 70,315							$ 57,639	$ 85,000			$ 71,629			$ 71,629
Loan payable																						150,808
Number of shares of common stock in exchange of loans | shares						51,000		51,000
Fair value adjustment of warrants																		(593,710)				(593,710)
Settlement of convertible debt																						203,350		8,000	142,909
Amortization of debt discounts																						186,777	133,644	303,563	294,005
Remaining debt discount																								97,276	38,854
Loan payable - long-term - related party, net of discount																								105,627	58,642
Interest payable																		104,337				104,337		56,935
Interest payable current and non current																		14,960				14,960		4,365	8,700
Conversion price per share | $ / shares						$ 9		$ 9
Value of shares of common stock in exchange of loans																		115,084	$ 438,064	58,279	$ 99,891			176,375	773,548
Gain on extinguishment of debt																		14,317		(18,759)		210,178	(30,078)	(871,032)	54,565
Debt instrument fair value						$ 437,500		$ 437,500										293,968				293,968		468,500	352,565
Loss on extinguishment debt conversion																		131,015				$ 131,015		91,169	209,233
Debt maturity date description																						maturity dates between November 2024 and April 2025 were in default as of December 31, 2025.
Interest payable																								26,452	0
Debt remaining																		$ 2,343				$ 2,343		$ 0	$ 3,832
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Repaid loan amount		$ 12,000	$ 12,000
Crown Bridge Partners, LLC [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage																								15.00%
Debt instrument face amount																								$ 65,280
Interest payable current and non current																								$ 55,360
Warrant [Member]
Line of Credit Facility [Line Items]
Stock valuation price per share | $ / shares																								$ 7,140
Warrant exercise price | $ / shares																								$ 600
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Line of Credit Facility [Line Items]
Measurement input																								4.59
Warrant [Member] | Measurement Input, Price Volatility [Member]
Line of Credit Facility [Line Items]
Measurement input																								268
Director [Member]
Line of Credit Facility [Line Items]
Debt instrument face amount																														$ 78,249	$ 120,000
Director [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Debt instrument face amount																														71,450	110,000	$ 71,450	$ 110,000
Loan Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage				18.00%	18.00%				18.00%	18.00%								18.00%				18.00%			12.00%									18.00%	18.00%						18.00%					18.00%	12.00%
Debt instrument face amount				$ 9,675	$ 39,625				$ 113,485	$ 98,060						$ 9,731				$ 9,731			9,731		$ 79,811									$ 15,000	$ 63,188					$ 15,000	$ 175,000	$ 9,731	$ 15,000			$ 150,000	$ 120,000
Debt instrument maturity date				Jun. 30, 2025	Jun. 30, 2025				Feb. 28, 2025	Nov. 01, 2024
Debt instrument loan bears interest rate				12.00%	12.00%				12.00%	12.00%
Debt instrument strike price										35.00%
Repaid loan amount		39,625
Interest expense			1,818
Loans payable																								$ 65,280	145,091											$ 105,000		$ 70,000											$ 105,000	$ 70,000
Remaining debt amount																								6,286
Interest payable current and non current																								6,286	665		$ 6,286
Loans including accrued interest amount																		$ 0				$ 0
Debt remaining																									79,811
Loan Agreement [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Interest payable current and non current																											$ 6,286
Letter Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage											10.00%																																									10.00%
Debt instrument face amount											$ 153,256		$ 15,485																										$ 25,000													$ 230,000
Debt instrument maturity date											Jul. 05, 2026
Debt instrument loan bears interest rate											10.00%
Maturity term											3 years
Share price | $ / shares											$ 600
Number of shares of common stock in exchange of loans | shares											250
Fair value adjustment of warrants											$ 141,084
Letter Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Settlement of convertible debt																								143,000
Letter Agreement [Member] | Warrant [Member]
Line of Credit Facility [Line Items]
Stock valuation price per share | $ / shares											$ 7,140
Warrant exercise price | $ / shares											$ 600
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Line of Credit Facility [Line Items]
Maturity term											3 years
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Line of Credit Facility [Line Items]
Measurement input											4.59																																									4.59
Letter Agreement [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Line of Credit Facility [Line Items]
Measurement input											268																																									268
Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Amortization of debt discounts																						12,350	$ 88,000	244,000	232,700
Remaining debt amount																								14,000
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage												10.00%
Debt instrument face amount												$ 125,000			$ 142,909
Settlement of convertible debt															142,979
Amortization of debt discounts												37,500
Remaining debt discount												$ 25,000
Interest payable																									357
Interest payable current and non current															$ 70											$ 22,749
Value of shares of common stock in exchange of loans																										561
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage																																																					15.00%
Debt instrument face amount																		65,280				65,280		65,280	65,280
Convertible debt																		65,280				65,280		65,280	65,280
Interest payable current and non current																		60,296				60,296		55,360	45,541
Gain on extinguishment of debt																										$ 43,520
Exchange Agreement [Member] | Crown Bridge Partners, LLC [Member]
Line of Credit Facility [Line Items]
Debt instrument face amount	$ 65,280
Number of shares of common stock in exchange of loans | shares	394,788
Interest payable current and non current	$ 60,484
Conversion price per share | $ / shares	$ 0.51
Value of shares of common stock in exchange of loans	$ 200,000
Gain on extinguishment of debt	$ 74,236
Related Party [Member]
Line of Credit Facility [Line Items]
Loan payable																		472,083				472,083		415,329	71,629																	$ 71,629		$ 57,639	$ 85,000			$ 71,629			$ 71,629
Debt instrument interest rate stated percentage																			12.00%
Loan payable													15,485	$ 25,000		9,731	$ 15,000
Repaid loan amount		9,675
Interest expense			257
Amortization of debt discounts																		11,843				23,686		46,985	46,470
Remaining debt amount																		153,256				153,256		153,256	153,256
Remaining debt discount																		23,943				23,943		47,629	94,614
Loan payable - long-term - related party, net of discount																		0				0		105,627	58,642
Debt Instrument, Unamortized Discount (Premium), Net																		129,313				129,313
Interest payable current and non current																								30,483	$ 15,158
Related Party [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Interest payable current and non current																												$ 3,985	$ 6,205
Related Party [Member] | Crown Bridge Partners, LLC [Member]
Line of Credit Facility [Line Items]
Loan payable																		211,545				211,545		260,485
Interest payable current and non current																		$ 40,824				$ 40,824		26,452
Investor [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate stated percentage																			12.00%
Debt instrument face amount																														$ 78,249	$ 120,000
Loan payable																$ 9,731	$ 15,000
Repaid loan amount		7,774	12,000
Interest expense			653
Director [Member]
Line of Credit Facility [Line Items]
Loan payable													$ 15,485	$ 25,000
Repaid loan amount		$ 15,485
Interest expense			$ 1,169
Two Investors [Member] | Debt Exchange Agreement [Member]
Line of Credit Facility [Line Items]
Loans payable							$ 86,248
Number of shares of common stock in exchange of loans | shares							30,000
Conversion price per share | $ / shares							$ 10
Value of shares of common stock in exchange of loans							$ 300,000
Debt instrument fair value							$ 300,000
Loss on extinguishment debt conversion																								$ 213,752